American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
September 30, 2022

Disciplined Core Value - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 2.8%
General Dynamics Corp.	92,535	19,633,151
Huntington Ingalls Industries, Inc.	50,942	11,283,653
Northrop Grumman Corp.	23,747	11,168,689
Raytheon Technologies Corp.	251,187	20,562,168
		62,647,661
Auto Components — 0.4%
BorgWarner, Inc.	279,152	8,765,373
Automobiles — 0.9%
Honda Motor Co. Ltd.	958,700	20,809,324
Banks — 8.4%
Bank of America Corp.	391,576	11,825,595
Bank of Montreal	306,412	26,853,948
East West Bancorp, Inc.	321,343	21,574,969
First Citizens BancShares, Inc., Class A	11,218	8,945,570
JPMorgan Chase & Co.	276,782	28,923,719
KeyCorp	1,750,348	28,040,575
Regions Financial Corp.	1,032,179	20,715,832
Royal Bank of Canada	207,351	18,668,870
Western Alliance Bancorp	289,894	19,057,632
		184,606,710
Beverages — 1.8%
Coca-Cola Co.	322,030	18,040,120
PepsiCo, Inc.	127,887	20,878,832
		38,918,952
Biotechnology — 4.8%
AbbVie, Inc.	190,852	25,614,247
Amgen, Inc.	80,496	18,143,798
Exelixis, Inc.(1)	610,589	9,574,036
Gilead Sciences, Inc.	124,281	7,666,895
Horizon Therapeutics PLC(1)	189,006	11,697,581
Regeneron Pharmaceuticals, Inc.(1)	48,168	33,181,490
		105,878,047
Building Products — 1.5%
Builders FirstSource, Inc.(1)	208,239	12,269,442
Owens Corning	257,474	20,240,031
		32,509,473
Capital Markets — 2.2%
Morgan Stanley	140,633	11,111,413
Raymond James Financial, Inc.	148,238	14,648,879
SEI Investments Co.	451,318	22,137,148
		47,897,440
Chemicals — 2.1%
CF Industries Holdings, Inc.	205,294	19,759,548
Linde PLC	33,659	9,074,130
LyondellBasell Industries NV, Class A	123,948	9,330,805
Olin Corp.	205,716	8,821,102
		46,985,585

Commercial Services and Supplies — 0.5%
Republic Services, Inc.	40,944	5,570,022
Waste Management, Inc.	34,670	5,554,480
		11,124,502
Communications Equipment — 1.0%
Nokia Oyj, ADR	4,019,779	17,164,456
Telefonaktiebolaget LM Ericsson, ADR	974,383	5,592,959
		22,757,415
Containers and Packaging — 0.3%
WestRock Co.	240,981	7,443,903
Distributors — 0.3%
LKQ Corp.	125,600	5,922,040
Diversified Consumer Services — 0.5%
H&R Block, Inc.	274,506	11,677,485
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	89,744	23,963,443
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	671,780	25,507,487
Electric Utilities — 1.5%
AES Corp.	552,007	12,475,358
NRG Energy, Inc.	561,895	21,503,722
		33,979,080
Electronic Equipment, Instruments and Components — 0.4%
Vishay Intertechnology, Inc.	511,611	9,101,560
Entertainment — 1.4%
Electronic Arts, Inc.	264,169	30,566,995
Equity Real Estate Investment Trusts (REITs) — 0.6%
Weyerhaeuser Co.	469,119	13,398,039
Food and Staples Retailing — 5.4%
Albertsons Cos., Inc., Class A	1,082,654	26,914,778
Costco Wholesale Corp.	36,582	17,276,581
Kroger Co.	950,258	41,573,788
Walmart, Inc.	262,091	33,993,203
		119,758,350
Food Products — 3.7%
Archer-Daniels-Midland Co.	202,225	16,269,001
Darling Ingredients, Inc.(1)	79,318	5,246,886
General Mills, Inc.	215,477	16,507,693
Hershey Co.	48,935	10,788,699
J.M. Smucker Co.	40,907	5,621,031
Mondelez International, Inc., Class A	290,967	15,953,721
Tyson Foods, Inc., Class A	186,201	12,276,232
		82,663,263
Gas Utilities — 0.4%
UGI Corp.	273,951	8,856,836
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories	113,982	11,028,898
Hologic, Inc.(1)	288,951	18,643,119
		29,672,017
Health Care Providers and Services — 9.3%
Centene Corp.(1)	256,359	19,947,294
Cigna Corp.	118,249	32,810,550
CVS Health Corp.	513,962	49,016,556
Elevance Health, Inc.	51,153	23,235,739
Henry Schein, Inc.(1)	204,409	13,443,980

McKesson Corp.	152,451	51,813,521
Quest Diagnostics, Inc.	46,885	5,752,320
UnitedHealth Group, Inc.	19,426	9,810,907
		205,830,867
Hotels, Restaurants and Leisure — 0.9%
McDonald's Corp.	89,583	20,670,381
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	535,289	11,241,069
Insurance — 6.0%
Allstate Corp.	246,663	30,716,943
Arthur J Gallagher & Co.	37,277	6,382,568
Chubb Ltd.	43,671	7,942,882
Everest Re Group Ltd.	91,307	23,962,609
Marsh & McLennan Cos., Inc.	136,960	20,446,759
Old Republic International Corp.	249,732	5,226,891
Progressive Corp.	198,348	23,050,021
Travelers Cos., Inc.	44,316	6,789,211
W R Berkley Corp.	115,792	7,477,847
		131,995,731
Interactive Media and Services — 1.1%
Alphabet, Inc., Class A(1)	146,321	13,995,604
Meta Platforms, Inc., Class A(1)	79,600	10,800,128
		24,795,732
IT Services — 2.1%
Akamai Technologies, Inc.(1)	97,153	7,803,329
Cognizant Technology Solutions Corp., Class A	503,275	28,908,116
MAXIMUS, Inc.	164,386	9,513,018
		46,224,463
Life Sciences Tools and Services — 1.3%
PerkinElmer, Inc.	141,427	17,017,911
Thermo Fisher Scientific, Inc.	21,602	10,956,318
		27,974,229
Machinery — 3.1%
AGCO Corp.	60,496	5,817,900
Cummins, Inc.	115,157	23,435,601
Oshkosh Corp.	244,836	17,209,523
Snap-on, Inc.	113,358	22,824,633
		69,287,657
Media — 0.4%
Fox Corp., Class A	294,168	9,025,074
Metals and Mining — 1.2%
Nucor Corp.	210,568	22,528,670
Steel Dynamics, Inc.	57,750	4,097,363
		26,626,033
Multi-Utilities — 0.6%
DTE Energy Co.	53,966	6,208,788
Sempra Energy	41,648	6,244,701
		12,453,489
Oil, Gas and Consumable Fuels — 9.1%
APA Corp.	301,180	10,297,344
Equinor ASA, ADR	916,397	30,341,905
Exxon Mobil Corp.	1,033,791	90,260,292
Marathon Petroleum Corp.	122,574	12,175,275
Phillips 66	167,483	13,519,228

Shell PLC, ADR	346,344	17,234,077
Valero Energy Corp.	258,743	27,646,690
		201,474,811
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	585,807	41,645,020
Johnson & Johnson	85,923	14,036,381
Merck & Co., Inc.	84,358	7,264,911
Pfizer, Inc.	496,104	21,709,511
Takeda Pharmaceutical Co. Ltd.	649,500	16,866,074
Takeda Pharmaceutical Co. Ltd., ADR	1,342,127	17,407,387
		118,929,284
Professional Services — 3.2%
CACI International, Inc., Class A(1)	113,135	29,535,023
FTI Consulting, Inc.(1)	46,400	7,688,944
Leidos Holdings, Inc.	256,468	22,433,256
Science Applications International Corp.	123,533	10,924,023
		70,581,246
Real Estate Management and Development — 1.3%
CBRE Group, Inc., Class A(1)	419,067	28,291,213
Road and Rail — 0.6%
Knight-Swift Transportation Holdings, Inc.	127,943	6,260,251
Landstar System, Inc.	2,784	401,926
Schneider National, Inc., Class B	336,375	6,828,413
		13,490,590
Semiconductors and Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.(1)	142,264	9,013,847
ASE Technology Holding Co. Ltd., ADR	937,969	4,680,465
Broadcom, Inc.	55,614	24,693,172
Marvell Technology, Inc.	237,116	10,174,648
NXP Semiconductors NV	68,621	10,122,284
STMicroelectronics NV, NY Shares	603,766	18,680,520
		77,364,936
Software — 1.7%
Dropbox, Inc., Class A(1)	999,310	20,705,703
Salesforce, Inc.(1)	28,187	4,054,418
Synopsys, Inc.(1)	38,844	11,867,231
		36,627,352
Specialty Retail — 1.7%
AutoNation, Inc.(1)	180,784	18,416,466
Penske Automotive Group, Inc.	96,855	9,533,438
Williams-Sonoma, Inc.	79,119	9,324,174
		37,274,078
Textiles, Apparel and Luxury Goods — 0.4%
Tapestry, Inc.	330,571	9,398,133
Wireless Telecommunication Services — 1.6%
T-Mobile US, Inc.(1)	101,940	13,677,290
Vodafone Group PLC, ADR	1,854,473	21,011,179
		34,688,469
TOTAL COMMON STOCKS (Cost $2,296,635,185)		2,199,655,817
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,190	7,190

Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $1,111,300), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $1,092,670)	1,092,410
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.25%, 6/30/29, valued at $5,570,296), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $5,462,342)	5,461,000
6,553,410
TOTAL SHORT-TERM INVESTMENTS (Cost $6,560,600)	6,560,600
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,303,195,785)	2,206,216,417
OTHER ASSETS AND LIABILITIES — 0.1%	2,801,856
TOTAL NET ASSETS — 100.0%	$2,209,018,273

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	66	December 2022	$5,510,340	$228,174
S&P 500 E-Mini	155	December 2022	27,911,625	3,270,881
			$33,421,965	$3,499,055
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,143,311,549	56,344,268	—
Short-Term Investments	7,190	6,553,410	—
	2,143,318,739	62,897,678	—
Other Financial Instruments
Futures Contracts	3,499,055	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.